Parent Company Only Condensed Financial Information - Schedule of Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Oct. 31, 2024	Oct. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, shares issued	25,000,000	25,000,000
Ordinary shares, shares outstanding	25,000,000	25,000,000